SUPPLEMENT DATED MAY 1, 2023

TO VARIABLE ANNUITY PROSPECTUSES, AS SUPPLEMENTED

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT I

OVATION VA

OVATION ADVISOR VA

OVATION PLUS VA

VARIABLE ANNUITY ACCOUNT NINE

OVATION VA

OVATION ADVANTAGE VA

OVATION ADVISOR VA

OVATION PLUS VA

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL A

OVATION VA

OVATION ADVISOR VA

OVATION PLUS VA

This supplement describes certain changes to the investment options available under your contract.

Effective on or about May 1, 2023, the AB Small/Mid Cap Value Portfolio is renamed the AB Discovery Value Portfolio, and the AB Growth and Income Portfolio is renamed the AB Relative Value Portfolio. Accordingly, corresponding changes are hereby made to the prospectus.

Please keep this supplement with your prospectus